Taxes	12 Months Ended
Dec. 31, 2023
Text Block [abstract]
Taxes
A.5	Taxes

	2023 US$m	2022 US$m	2021 US$m

(a) Tax expense comprises
Petroleum resource rent tax (PRRT)
Current tax expense	367	501	-
Deferred tax expense/(benefit)	531	(814)	297

PRRT expense/(benefit)	898	(313)	297

Income tax
Current year
Current tax expense	1,872	2,256	658
Deferred tax (benefit)/expense	(1,255)	701	301
Adjustment to prior years
Current tax benefit	14	(276)	(20)
Deferred tax expense	22	231	18

Income tax expense	653	2,912	957

Tax expense	1,551	2,599	1,254

	2023 US$m	2022 US$m	2021 US$m

(b) Reconciliation of income tax expense
Profit before tax	3,273	9,174	3,290
PRRT (expense)/benefit	(898)	313	(297)

Profit before income tax	2,375	9,487	2,993

Income tax expense calculated at 30%	712	2,847	898
Effect of tax rate differentials	91	(141)	(42)
Effect of deferred tax assets not recognised	155	150	114
Effect of tax losses and credits previously unrecognised 1	(332)	-	-
Effect of goodwill impairment 2	109	-	-
Reduction in deferred tax liability due to held for sale basis 3	(78)	-	-
Foreign exchange impact on tax benefit	(58)	(44)	(18)
Adjustment to prior years	36	(45)	(2)
Integration and transaction costs non-deductible	4	142	-
Other	14	3	7

Income tax expense	653	2,912	957

	2023 US$m	2022 US$m	2021 US$m

(c) Reconciliation of PRRT expense
Profit before tax	3,273	9,174	3,290
Non-PRRT assessable profit	(1,780)	(6,197)	(2,134)

PRRT projects profit before tax	1,493	2,977	1,156

PRRT expense calculated at 40%	598	1,191	462
Derecognition/(recognition) of Pluto general expenditure 4	611	(1,362)	-
Recognition of transferred exploration spend	(18)	-	-
Augmentation	(292)	(175)	(166)
Other	(1)	33	1

PRRT expense/(benefit)	898	(313)	297

	2023 US$m	2022 US$m	2021 US$m

(d) Deferred tax income statement reconciliation
PRRT
Production and growth assets	1,206	(710)	455
Augmentation for current year	(292)	(175)	(166)
Provisions	(372)	(12)	(29)
Other	(11)	83	37

PRRT expense/(benefit)	531	(814)	297

Income tax
Oil and gas properties	(529)	292	674
Exploration and evaluation assets	38	14	(204)
Lease assets and liabilities	(20)	25	1
Provisions	(232)	151	(10)
PRRT assets and liabilities	(175)	236	(88)
Unused tax losses and tax credits	(221)	19	149
Assets held for sale	(86)	205	(205)
Derivatives	(21)	21	(11)
Other	13	(31)	13

Income tax deferred tax (benefit)/expense	(1,233)	932	319

Deferred tax (benefit)/expense	(702)	118	616

	2023 US$m	2022 US$m	2021 US$m

(e) Deferred tax other comprehensive income reconciliation
Income tax
Derivatives	77	(64)	5
Other	7	(2)	5

Deferred income tax expense/(benefit) via other comprehensive income	84	(66)	10

	2023%	2022%	2021%

(f) Effective income tax rate: Australian and global operations
Effective income tax rate 1,5
Australia	30.2	30.0	30.6
Global	27.5	30.7	32.0

1.	As a result of the FID to develop the Trion resource in 2023, the Group has recognised deferred tax assets of $319 million.
2.	Tax effect of the non-deductible impairment of goodwill relating to Shenzi.
3.	Recognition of the tax base associated with the expected sale of Woodside’s 10% share in the Scarborough Project. This will offset future assessable income on the completion of the sale.
4.
In 2023, the $637 million decrease of the Pluto PRRT deferred tax asset is due to the derecognition of previously recognised deductible expenditure that is now not considered to be recoverable on the basis of future taxable profits not being available to utilise the expenditure. In 2022, the $1,362 million increase of the Pluto PRRT deferred tax asset was due to the recognition of previously unrecognised deductible expenditure that is now expected to be utilised to offset future taxable profits.

5.
The global operations effective income tax rate (ETR) is calculated as the Group’s income tax expense divided by profit before income tax. The Australian operations ETR is calculated with reference to all Australian companies and excludes foreign exchange on settlement and revaluation of income tax liabilities
. The global effective income tax rate is lower in 2023 primarily as a result of the deferred tax asset recognised upon taking FID on Trion.

for the year ended 31 December 2023

	2023 US$m	2022 US$m

(g) Deferred tax balance sheet reconciliation
Deferred tax assets
PRRT
Production and growth assets	455	1,460
Augmentation for current year	231	113
Provisions	445	271
Other	(30)	(23)

PRRT deferred tax assets	1,101	1,821

Income tax
Oil and gas properties	(1,388)	(1,496)
Exploration and evaluation assets	60	30
Lease assets and liabilities	40	23
Unused tax losses and tax credits	1,686	1,464
Derivatives	-	23
Provisions	227	60
Other	(9)	34

Income tax deferred tax assets	616	138

Deferred tax assets	1,717	1,959

Deferred tax liabilities
PRRT
Production and growth assets	1,309	1,281
Augmentation for current year	(38)	(62)
Provisions	(995)	(743)
Other	113	137

PRRT deferred tax liabilities	389	613

Income tax
Oil and gas properties	2,939	2,857
Exploration and evaluation assets	127	67
Lease assets and liabilities	(48)	(22)
Provisions	(1,856)	(1,280)
PRRT assets and liabilities	118	347
Assets held for sale	36	-
Derivatives	(2)	(36)
Other	(76)	(89)

Income tax deferred tax liabilities	1,238	1,844

Deferred tax liabilities	1,627	2,457

Tax transparency code
Woodside participates in the Australian Board of Taxation’s voluntary Tax Transparency Code (TTC). To increase public confidence in the contributions and compliance of corporate taxpayers, the TTC recommends public disclosure of tax information. Part A of the recommended disclosures are addressed within this Taxes note and Part B disclosed within the Sustainability section on our website.
Recognition and measurement
Current tax assets and liabilities are measured at the amount expected to be recovered from or paid to the taxation authorities. Deferred tax assets and liabilities are measured at the tax rates that are expected to apply in the period in which the liability is settled or the asset is realised. The tax rates and laws used to determine the amount are based on those that have been enacted or substantially enacted by the end of the reporting period. Income taxes relating to items recognised directly in equity are recognised in equity.
Current taxes
Current tax expense is the expected tax payable on the taxable income for the current year and any adjustment to tax paid in respect of previous years.
Deferred taxes
Deferred tax expense represents movements in the temporary differences between the carrying amount of an asset or liability in the consolidated statement of financial position and its tax base.
With the exception of those noted below, deferred tax liabilities are recognised for all taxable temporary differences.
Deferred tax assets are recognised for deductible temporary differences, unused tax losses and tax credits only if it is probable that sufficient future taxable income will be available to utilise those temporary differences and losses.
Deferred tax is not recognised if the temporary difference arises from goodwill or from the initial recognition (other than in a business combination) of assets and liabilities in a transaction that affects neither accounting profit nor the taxable profit.

In relation to PRRT, the impact of future augmentation on expenditure is included in the determination of future taxable profits when assessing the extent to which a deferred tax asset can be recognised in the consolidated statement of financial position.
Offsetting deferred tax balances
Deferred tax assets and liabilities are offset only if there is a legally enforceable right to offset current tax assets and liabilities and when they relate to income taxes levied by the same taxation authority on either the same taxable entity or different taxable entities that the Group intends to settle its current tax assets and liabilities on a net basis. Refer to Notes E.8 and E.9 for detail on the tax consolidated groups.

Key estimates and judgements

(a) Income tax classification
Judgement is required when determining whether a particular tax is an income tax or another type of tax. PRRT is considered, for accounting purposes, to be an income tax. Accounting for deferred tax is applied to income taxes as described above, but is not applied to other types of taxes, e.g. North West Shelf royalties, excise and levies which are recognised in cost of sales in the income statement.

(b) Deferred tax asset recognition
The Group has two separate USA Tax Consolidation Groups (USA TCG) as at 31 December 2023 .

Income tax losses and credits: Deferred tax assets (DTAs) relating to carry forward unused tax losses and credits arising from the USA
TCG
 of $1,248 million (2022: $1,371 million) and $333 million (2022: $93 million) arising from countries other than
Australia

and the USA have been recognised. The Group has determined that it is probable that sufficient future taxable income will be available to utilise those losses and credits
within those countries. Refer to Note E.9(a) for details of tax consolidated groups.

DTAs relating to carry forward unused tax losses and credits of $232 million (2022: $250 million) from the USA TCG, $189 million (2022: $146 million) from USA entities outside of the USA TCG and $763 million (2022: $1,061 million) from countries other than Australia and the USA have not been recognised as it is not currently probable that the losses and credits
will be utilised based on current planned activities in those countries.

As a result of the FID to develop the Trion resource in 2023, the Group has recognised deferred tax assets of $319 million.

PRRT: The recoverability of PRRT deferred tax assets is primarily assessed with regard to future oil price assumptions impacting forecast future taxable profits. During the year ended 31 December 2023, the Group reduced the Pluto
PRRT
DTA
by $637 million ($446
million post-tax) on the basis of future taxable profits not being available to utilise the deductible expenditure. This is primarily driven by decreases in forecast pricing assumptions and actual pricing realised during the year ended 31 December 2023. In determining the amount of DTA that is considered probable and eligible for recognition, forecast future taxable profits are risk-adjusted where appropriate by a market premium risk rate to reflect uncertainty inherent in long-term forecasts. A long-term bond rate of
 3.2% (31 December 2022: 3.2%) was used for the purposes of augmentation.

Certain deferred tax assets on deductible temporary differences have not been recognised on the basis that deductions from future augmentation of the recognised deductible temporary difference will be sufficient to offset future taxable profits. $7,428 million (2022: $6,523 million) relates to the North West Shelf Project, $872 million (2022: $189 million) relates to remaining Pluto quarantined exploration expenditure and $758 million (2022: $831 million) relates to Wheatstone. A long-term bond rate of 3.2% (31 December 2022: 3.2%) was used for the purposes of augmentation.

Had an alternative approach been used to assess recovery of the deferred tax assets, whereby future augmentation was not included in the assessment, additional deferred tax assets would be recognised, with a corresponding benefit to tax expense. It was determined that the approach adopted provides the most meaningful information on the implications of the PRRT regime, whilst ensuring compliance with IAS 12
Income Taxes
.

(c) Uncertain tax positions
The Group has tax matters, litigation and other claims, for which the timing of resolution and potential economic outflows are uncertain. Where the Group assesses an outcome for any tax matter, litigation or other claim as more likely than not to be accepted by the relevant tax authority, the position is adopted in the reported tax balances.

Because of the complexity of some of these positions, the ultimate outcome may differ from the current estimate of the position. These differences will be reflected as increases or decreases to tax expense in the period in which new information is available. Tax matters without a probable economic outflow and/or presently cannot be measured reliably are contingent liabilities and disclosed in Note E.1 Contingent liabilities and assets.